FRANKLIN STRATEGIC SERIES
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

March 21, 2023

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Franklin Strategic Series (CIK#0000872625)
	File No. 811-06243

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended August 31, 2021.

The amended form is being filed to amend Item C.12 of the Form N-CEN on behalf of Franklin Templeton SMACS
Series CH and Franklin Templeton SMACS Series H to remove responses related to Self-rule 17f-2. There were no other changes to the Form N-CEN that was filed on November 9, 2021 (accession number 0001752724-21-
233697).

Please direct any inquiries to Ryan R. Wheeler at (954) 527-
7555.

Sincerely,

/s/ Ryan R. Wheeler

Ryan R. Wheeler
Assistant Treasurer